Loss per share	6 Months Ended
Apr. 30, 2022
Earnings per share [abstract]
Loss per share	per share
For comparability, the stated weighted average number of common shares and the number of potential common shares have been scaled by the Business Combination exchange ratio of 1:39.91 for periods prior to the completion of the business combination on August 10, 2021.

	Three months ended April 30,		Six months ended April 30,
	2022	2021	2022	2021
Net profit (loss)	$(20,650,375)	$(7,848,142)	$7,896,265	$(14,693,465)
Weighted average number of common shares	168,971,679	95,060,429	166,365,628	94,254,557
Effect of dilutive securities
Stock options	—	—	3,840,066	—
Restricted share units	—	—	1,493,766	—
Convertible debt	—	—	—	—
Warrants	—	—	1,097	—
Effect of dilutive securities	—	—	5,334,929	—
Dilutive number of shares	168,971,679	95,060,429	171,700,557	94,254,557

Basic earnings (loss) per share	$(0.12)	$(0.08)	$0.05	$(0.16)
Diluted earnings (loss) per share	$(0.12)	$(0.08)	$0.05	$(0.16)

Adjustments for diluted loss per share were not made for the three months ended April 30, 2022 and three and six months ended April 30, 2021 as they would be anti-dilutive in nature. The following table represents instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive for the periods presented:

	April 30,	April 30,
	2022	2021
Stock options	1,085,571	6,415,533
Convertible debt	7,917,948	—
	9,003,519	6,415,533